Stock Option and Incentive Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010	Sep. 30, 2009
Stock Option and Incentive Plan (Textuals) [Abstract]
Number of shares authorized	55,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Weighted average remaining contractual life of outstanding options	6.20
Weighted average remaining contractual life of exercisable options	4.82
Total intrinsic value of options exercised	$ 19,394
Value of restricted shares vested	12,376
Aggregate intrinsic value of stock options outstanding	27,504
Aggregate intrinsic value of stock options exercisable	15,091
Total income tax benefit recognized for stock-based compensation	2,350	3,677	5,660
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 46,441
Unrecognized compensation expense Weighted average Period of recognition	1